Lease (Details) - Schedule of Operating Leases have Remaining Lease Terms - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Operating lease right-of-use assets	$ 708,023	$ 809,283	$ 1,161,141
LIABILITIES
Operating lease liabilities (current)	389,870	401,826	369,314
Operating lease liabilities (non-current)	$ 318,153	$ 407,457	$ 791,827